Balance Sheets (Global Diversified Holdings, Inc.) (Parenthetical) - $ / shares	Sep. 30, 2018	Jun. 13, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 30, 2003
Common stock, shares authorized	100,000,000		100,000,000
Common stock, shares issued	13,000,000		20,000,000
Common stock, shares outstanding	13,000,000	20,000,000	20,000,000
Global Diversified Holdings, Inc. [Member]
Common stock, no par value
Common stock, shares authorized	200		200	200
Common stock, shares issued	100		100	100	100
Common stock, shares outstanding	100		100	100